February 28, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	BCM Focus Funds on behalf of its separate series the BCM Focus Small/Micro-Cap Fund Post Effective Amendment #1 to the Registration Statement on Form N-1A Registration Nos. 333-267898; 811-23833

Dear Sir or Madam:

This letter is transmitted by means of electronic submission by the BCM Focus Funds (the “Trust”) on behalf of the BCM Focus Small/Micro-Cap Fund (“Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation ST.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Trust, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment #1 to the Trust’s registration statement on Form N-1A (the “Amendment”), and (ii) the text of the Amendment has been filed electronically with the Securities and Exchange Commission on February 27, 2024.

Questions related to this filing should be directed to C. Richard Ropka, Esq. of Ropka Law, LLC at (856) 374-1744.

Very truly yours,

BCM FOCUS FUNDS

By:	/s/ Brian Bares
Brian Bares, President

cc: C. Richard Ropka, Esq.